Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
SayMedia, Inc [Member]
Subsequent Events

10. Subsequent Events

Merger

On October 12, 2018, a Definitive Agreement was entered into (including an amendment on October 17, 2018) where the Company and the Maven executed an Agreement and Plan of Merger (the “Merger Agreement”). After the Definitive Agreement was executed, certain payments required under the Merger Agreement were considered for the benefit of the acquiree and accounted for as part of the acquisition transaction. The Company received $3,695,054 of advances as of September 30, 2018 which were considered advances under the Merger Agreement. Advances totaling $1,166,556 as of September 30, 2018 were recognized as forgiveness of promissory notes in the subsequent period upon consummation of the Merger (as described below).

On December 12, 2018, pursuant to the terms of the Merger Agreement the Company consummated the merger with SM Acquisition Co., Inc. (“SMAC”), a wholly-owned subsidiary of the Maven, in which SMAC merged with and into the Company with the Company continuing as the surviving corporation in the merger and as a wholly-owned subsidiary of the Maven (the “Merger”).

In connection with the consummation of the Merger, the Maven paid (i) $6,703,653 to a creditor of the Company, (ii) $250,000 for a transaction bonus to a designated employee of the Company, (iii) $505,246 to the Company’s legal counsel for legal fees and expenses ($450,000 was part of the Merger Advances), and (iv) $2,078,498 for certain payments pursuant to the Merger Advances. The Maven also issued a total of 2,000,000 shares of its restricted common stock, subject to vesting, to certain key personnel of the Company who agreed to continue their employment with the Company. Furthermore, under the terms of the Merger Agreement, the Maven issued 5,500,000 shares of its common stock to the former holders of the Company’s Series Alpha Preferred Stock.

On January 6, 2020 Say Media, Inc. amended its certificate of incorporation to change its name to Maven Coalition, Inc.

The Company performed an evaluation of subsequent events through the date of filing of these financial statements, and other than the aforementioned matter(s), there were no material subsequent events which affected, or could affect, the amounts or disclosures in the financial statements.

The unaudited pro forma condensed combined financial information presented below is based on, and should be read in conjunction with (1) TheMaven, Inc. (the “Company”) historical consolidated financial statements, and the related notes thereto, included in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2018, (2) Say Media, Inc. (“Say Media”) historical financial statements, and the related notes thereto, included in this Form 8-K/A, and (3) HubPages, Inc. (“HubPages”) historical financial statements, and related notes thereto, included in Form 8-K/A report dated August 23, 2018 filed on January 27, 2020 with the SEC.

The unaudited pro forma condensed combined balance sheet of the Company assumes that the acquisition of Say Media occurred on September 30, 2018 and combines the historical balance sheets of the Company and Say Media as of September 30, 2018. The unaudited pro forma condensed combined statements of operations for the year ended December 31, 2017 and for the nine months ended September 30, 2018 assume that the acquisition of Say Media and HubPages occurred on January 1, 2017 and combines the historical results of operations of the Company, Say Media, and HubPages for the year ended December 31, 2017 and the nine months ended September 30, 2018.

The unaudited pro forma condensed combined financial information presented herein is derived from, and should be read in conjunction with: (1) the consolidated financial statements of the Company for the year ended December 31, 2017 included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2017 filed on May 5, 2018 with the SEC; (2) the unaudited condensed consolidated financial statements of the Company for the nine months ended September 30, 2018 and 2017 included in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2018 filed on May 18, 2020 with the SEC; (3) the audited financial statements of Say Media as of and for the two years ended December 31, 2017 and 2016 included herein; (4) the unaudited condensed financial statements of Say Media for the nine months ended September 30, 2018 and 2017 included herein; (5) the audited financial statements of HubPages as of and for the two years ended December 31, 2017 and 2016 included in Form 8-K/A report dated August 23, 2018 filed on January 27, 2020 with the SEC; and (6) the unaudited condensed financial statements of HubPages for the six months ended June 30, 2018 and 2017 included in Form 8-K/A report dated August 23, 2018 filed on January 27, 2020 with the SEC.

The historical consolidated financial information has been adjusted to give effect to pro forma events that are (1) directly attributable to the acquisitions, (2) factually supportable and (3) with respect to the statement of operations, expected to have a continuing impact on the combined results of operations. The unaudited pro forma condensed combined financial information should be read in conjunction with the accompanying notes.

The unaudited pro forma condensed combined financial information has been presented for informational purposes only and is not necessarily indicative of what the Company’s financial position or results of operations actually would have been had the acquisition been completed as of the dates indicated. In addition, the unaudited pro forma condensed combined financial information does not purport to project the future financial position or operating results of the Company.

The unaudited pro forma condensed combined financial statements do not reflect the realization of potential cost savings, or any related restructuring or integration costs that may result from the integration of Say Media or HubPages. Although the Company believes that certain cost savings may result from the acquisitions, there can be no assurance that these cost savings will be achieved.

The unaudited pro forma condensed combined financial statements are based on estimates and assumptions, are presented for illustrative purposes only and are not necessarily indicative of the consolidated financial position or results of operations in future periods or the results that actually would have been realized if the acquisitions had been completed as of the dates indicated.

9. Subsequent Events

The Company has evaluated subsequent events through August 17, 2018, which is the date the consolidated financial statements were available to be issued, and did not identify any items that would require adjustment of the consolidated financial statements or additional disclosure, beyond those items identified below.

On March 9, 2018, the company entered an account sale and purchase with Sallyport Commercial Finance, LLC to increase working capital through accounts receivable factoring for 12 months with a $3,500,000 maximum facility limit. The combined interest and factoring fee rate under the agreement is 7.00% plus the greater of 4.50% or the prime rate.

On March 12, 2018, the company paid off the loan with Silicon Valley Bank in total in exchange for a payment of $846,767.

On August 4, 2018, theMaven, Inc., and the Company entered into an Amended & Restated Asset Purchase Agreement (the “APA”), pursuant to which theMaven plans to acquire substantially all of the assets of the Company and assume certain liabilities of the Company (the “Acquisition”).

Pursuant to the APA, theMaven shall (i) pay to the Company $5,887,072 in cash consideration at closing, up to $1,250,000 of which shall be paid by cancelling (x) a $1,000,000 Promissory Note of the Company dated March 26, 2018 previously issued to theMaven and (y) a $250,000 Promissory Note of the Company dated July 23, 2018 previously issued to theMaven, (ii) issue to the Company a secured promissory note in the principal amount of $7,434,003, due on December 10, 2018 (the “Note”), (iii) issue (A) 1,840,000 restricted shares of common stock of theMaven to the Company and (B) 160,000 restricted shares of common stock of theMaven, plus that number of convertible securities equal to $350,000 divided by the lowest price per share paid in theMaven’s then most recent equity financing, to Say What, LLC (“Say What”), in partial satisfaction of certain senior promissory notes issued by the Company to Say What, (iv) pay the Company’s legal fees and expenses in connection with the transaction, up to $250,000, (v) on or before October 15, 2018, deliver a Letter of Credit to the Company as partial security for theMaven’s obligations under the Note, (vi) reimburse the Company for its legal, accounting and other costs incurred in connection with the winding down and dissolution of the Company, in an aggregate amount not to exceed $300,000, and (vii) issue to certain employees and consultants of the Company who will continue to be service providers of theMaven, a further 2,000,000 restricted shares of Common Stock of theMaven.

The APA contains typical representations and warranties by the Company about its business, operations and financial condition. Consummation of the Acquisition is subject to certain customary closing conditions. TheMaven will have to obtain financing for the Letter of Credit in October 2018 and for the repayment of the Note in December 2018, and there can be no assurance that theMaven will be able to obtain the necessary funds on terms acceptable to it or at all.

Subject to the satisfaction or waiver of all closing conditions, theMaven expects to consummate the Acquisition by August 20, 2018. Should theMaven not be able to consummate the Merger by August 20, 2018 due to its inability to obtain the funds necessary to pay the requisite consideration, and the Company terminates the APA, theMaven shall be obligated to terminate the $1,250,000 Promissory Notes due to theMaven.